Expense Example - Access Flex High Yield ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	600	1,045	2,281	281	901	1,546	3,276